Financial assets available for sale (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets available for sale (Tables) [Abstract]
Financial assets available for sale

21.  Financial assets available for sale

	R$ thousand
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Brazilian government securities	101,822,760	1,881,077	(422,079)	103,281,758
Corporate debt securities	40,875,928	836,715	(1,734,013)	39,978,630
Bank debt securities	1,251,066	169,142	(236,355)	1,183,853
Brazilian sovereign bonds	719,494	27,326	(18,693)	728,127
Foreign governments securities	3,210,554	175	(8,182)	3,202,547
Marketable equity securities and other stocks	11,302,834	620,896	(885,923)	11,037,807
Balance on December 31, 2017	159,182,636	3,535,331	(3,305,245)	159,412,722

Brazilian government securities	58,484,065	1,323,156	(609,193)	59,198,028
Corporate debt securities	43,821,686	1,011,275	(2,690,253)	42,142,708
Bank debt securities	1,626,211	121,745	(188,913)	1,559,043
Brazilian sovereign bonds	395,626	7,319	(1,731)	401,214
Marketable equity securities and other stocks	9,966,872	389,291	(538,602)	9,817,561
Balance on December 31, 2016	114,294,460	2,852,786	(4,028,692)	113,118,554

Maturity

Maturity

	R$ thousand
	On December 31, 2017		On December 31, 2016
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	31,635,369	31,167,067	12,690,168	11,905,872
From 1 to 5 years	83,579,399	83,816,085	60,071,806	60,251,675
From 5 to 10 years	16,004,079	16,363,350	19,677,065	18,994,970
Over 10 years	16,660,955	17,028,413	11,888,549	12,148,476
No stated maturity	11,302,834	11,037,807	9,966,872	9,817,561
Total	159,182,636	159,412,722	114,294,460	113,118,554